Income Taxes (Schedule Of Principal Components Of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Current: Federal	$ 904	$ 742	$ 704
Current: State and local	106	59	60
Current: Non-U.S.	447	516	480
Deferred: Federal	31	(129)	(56)
Deferred: State and local	0	(5)	2
Deferred: Non-U.S.	(60)	(19)	(60)
Income tax expense	$ 1,428	$ 1,164	$ 1,130